Structured entities (Details) - AUD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018
Structured entities
Total on-balance sheet exposures	$ 59,672	$ 61,068
Total notional amounts of off-balance sheet exposures	15,345	13,193
Maximum exposure to loss	75,017	74,261
Size of structured entities	262,672	253,049
Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	2,109	2,247
Investment securities
Structured entities
Total on-balance sheet exposures	6,940
Available-for-sale securities
Structured entities
Total on-balance sheet exposures		7,352
Loans
Structured entities
Total on-balance sheet exposures	43,805	44,877
Life insurance assets
Structured entities
Total on-balance sheet exposures	6,764	6,545
Other
Structured entities
Total on-balance sheet exposures	54	47
Investment in Third Party Mortgage and Other Asset-Backed Securities
Structured entities
Total on-balance sheet exposures	8,767	9,460
Maximum exposure to loss	8,767	9,460
Size of structured entities	66,015	58,976
Investment in Third Party Mortgage and Other Asset-Backed Securities | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	1,827	2,108
Investment in Third Party Mortgage and Other Asset-Backed Securities | Investment securities
Structured entities
Total on-balance sheet exposures	6,940
Investment in Third Party Mortgage and Other Asset-Backed Securities | Available-for-sale securities
Structured entities
Total on-balance sheet exposures		7,352
Financing to Securitisation Vehicles
Structured entities
Total on-balance sheet exposures	20,979	21,977
Total notional amounts of off-balance sheet exposures	5,157	5,145
Maximum exposure to loss	26,136	27,122
Size of structured entities	26,136	27,122
Financing to Securitisation Vehicles | Loans
Structured entities
Total on-balance sheet exposures	20,979	21,977
Group Managed Funds
Structured entities
Total on-balance sheet exposures	4,948	4,755
Total notional amounts of off-balance sheet exposures	102	60
Maximum exposure to loss	5,050	4,815
Size of structured entities	71,538	66,524
Group Managed Funds | Loans
Structured entities
Total on-balance sheet exposures	9	6
Group Managed Funds | Life insurance assets
Structured entities
Total on-balance sheet exposures	4,885	4,702
Group Managed Funds | Other
Structured entities
Total on-balance sheet exposures	54	47
Interest in Other Structured Entities
Structured entities
Total on-balance sheet exposures	24,978	24,876
Total notional amounts of off-balance sheet exposures	10,086	7,988
Maximum exposure to loss	35,064	32,864
Size of structured entities	98,983	100,427
Interest in Other Structured Entities | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	282	139
Interest in Other Structured Entities | Loans
Structured entities
Total on-balance sheet exposures	22,817	22,894
Interest in Other Structured Entities | Life insurance assets
Structured entities
Total on-balance sheet exposures	$ 1,879	$ 1,843